Loans, allowance for loan losses and credit quality - Impaired loans details (Details 6) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Recorded investment
Recorded investment, with a specific allowance	SFr 2,085	SFr 1,610
Recorded investment, without specific allowance	387	363
Gross impaired loans	2,472	1,973
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,996	1,543
Unpaid principal balance, without specific allowance	387	363
Unpaid principal balance	2,383	1,906
Associated specific allowance	700	650
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	1,488	1,063
Recorded investment, without specific allowance	322	263
Gross impaired loans	1,810	1,326
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,445	1,034
Unpaid principal balance, without specific allowance	322	263
Unpaid principal balance	1,767	1,297
Associated specific allowance	528	480
Real estate
Recorded investment
Recorded investment, with a specific allowance	65	76
Recorded investment, without specific allowance	21	25
Gross impaired loans	86	101
Unpaid principal balance
Unpaid principal balance, with a specific allowance	59	72
Unpaid principal balance, without specific allowance	21	25
Associated specific allowance	10	10
Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	1,283	815
Recorded investment, without specific allowance	296	236
Gross impaired loans	1,579	1,051
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,250	796
Unpaid principal balance, without specific allowance	296	236
Associated specific allowance	472	387
Financial institutions
Recorded investment
Recorded investment, with a specific allowance	126	172
Recorded investment, without specific allowance	5	2
Gross impaired loans	131	174
Unpaid principal balance
Unpaid principal balance, with a specific allowance	122	166
Unpaid principal balance, without specific allowance	5	2
Associated specific allowance	46	83
Governments and public institutions
Recorded investment
Recorded investment, with a specific allowance	14	0
Gross impaired loans	14
Unpaid principal balance
Unpaid principal balance, with a specific allowance	14	0
Associated specific allowance	0	0
Consumer
Recorded investment
Recorded investment, with a specific allowance	597	547
Recorded investment, without specific allowance	65	100
Gross impaired loans	662	647
Unpaid principal balance
Unpaid principal balance, with a specific allowance	551	509
Unpaid principal balance, without specific allowance	65	100
Unpaid principal balance	616	609
Associated specific allowance	172	170
Mortgages
Recorded investment
Recorded investment, with a specific allowance	211	209
Recorded investment, without specific allowance	43	72
Gross impaired loans	254	281
Unpaid principal balance
Unpaid principal balance, with a specific allowance	198	196
Unpaid principal balance, without specific allowance	43	71
Associated specific allowance	21	26
Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	209	117
Recorded investment, without specific allowance	14	21
Gross impaired loans	223	138
Unpaid principal balance
Unpaid principal balance, with a specific allowance	193	112
Unpaid principal balance, without specific allowance	14	22
Associated specific allowance	54	15
Consumer finance
Recorded investment
Recorded investment, with a specific allowance	177	221
Recorded investment, without specific allowance	8	7
Gross impaired loans	185	228
Unpaid principal balance
Unpaid principal balance, with a specific allowance	160	201
Unpaid principal balance, without specific allowance	8	7
Associated specific allowance	97	129
Bank
Recorded investment
Recorded investment, with a specific allowance	1,860	1,362
Recorded investment, without specific allowance	367	354
Gross impaired loans	2,227	1,716
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,791	1,316
Unpaid principal balance, without specific allowance	367	354
Unpaid principal balance	2,158	1,670
Associated specific allowance	610	539
Bank | Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	1,410	988
Recorded investment, without specific allowance	310	260
Gross impaired loans	1,720	1,248
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,373	963
Unpaid principal balance, without specific allowance	310	260
Unpaid principal balance	1,683	1,223
Associated specific allowance	505	455
Bank | Real estate
Recorded investment
Recorded investment, with a specific allowance	46	57
Recorded investment, without specific allowance	21	24
Gross impaired loans	67	81
Unpaid principal balance
Unpaid principal balance, with a specific allowance	40	52
Unpaid principal balance, without specific allowance	21	24
Associated specific allowance	7	7
Bank | Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	1,224	760
Recorded investment, without specific allowance	284	234
Gross impaired loans	1,508	994
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,197	745
Unpaid principal balance, without specific allowance	284	234
Associated specific allowance	452	365
Bank | Financial institutions
Recorded investment
Recorded investment, with a specific allowance	126	171
Recorded investment, without specific allowance	5	2
Gross impaired loans	131	173
Unpaid principal balance
Unpaid principal balance, with a specific allowance	122	166
Unpaid principal balance, without specific allowance	5	2
Associated specific allowance	46	83
Bank | Governments and public institutions
Recorded investment
Recorded investment, with a specific allowance	14	0
Gross impaired loans	14
Unpaid principal balance
Unpaid principal balance, with a specific allowance	14	0
Associated specific allowance	0	0
Bank | Consumer
Recorded investment
Recorded investment, with a specific allowance	450	374
Recorded investment, without specific allowance	57	94
Gross impaired loans	507	468
Unpaid principal balance
Unpaid principal balance, with a specific allowance	418	353
Unpaid principal balance, without specific allowance	57	94
Unpaid principal balance	475	447
Associated specific allowance	105	84
Bank | Mortgages
Recorded investment
Recorded investment, with a specific allowance	182	163
Recorded investment, without specific allowance	35	66
Gross impaired loans	217	229
Unpaid principal balance
Unpaid principal balance, with a specific allowance	170	153
Unpaid principal balance, without specific allowance	35	65
Associated specific allowance	16	19
Bank | Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	209	117
Recorded investment, without specific allowance	14	21
Gross impaired loans	223	138
Unpaid principal balance
Unpaid principal balance, with a specific allowance	193	112
Unpaid principal balance, without specific allowance	14	22
Associated specific allowance	54	14
Bank | Consumer finance
Recorded investment
Recorded investment, with a specific allowance	59	94
Recorded investment, without specific allowance	8	7
Gross impaired loans	67	101
Unpaid principal balance
Unpaid principal balance, with a specific allowance	55	88
Unpaid principal balance, without specific allowance	8	7
Associated specific allowance	SFr 35	SFr 51